STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES - USD ($)	9 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Interest paid	$ 0	$ 0
Income taxes paid	$ 0	$ 0